Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	The following is a summary of other current liabilities as of December 31, 2024 and 2025:
	December 31, 2024	December 31, 2025
	RMB	RMB
Professional service fee	1,124	897
Others	406	9
Total	1,530	906